Revenue - Summary of Revenue Recognised in Current Reporting Period Relates to Brought-Forward Contract Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2022
Hardware sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue recognised that was included in the contract liability balance at the beginning of the period	$ 2,715	$ 285,221	$ 71,985	$ 232,800